MORGAN STANLEY DEAN WITTER PRECIOUS METALS AND MINERALS TRUST
LETTER TO THE SHAREHOLDERS April 30, 1999

Two World Trade Center,
New York, New York 10048

DEAR SHAREHOLDER:

The six-month period ended April 30, 1999 was one of stabilization in the gold market. After two and a half years of declining prices, gold hit a 19-year low of $273 per ounce in August 1998. Then, in the aftermath of the near-collapse of a major hedge fund last summer, the Federal Reserve Board began to aggressively ease monetary policy, which resulted in a weakening of the U.S. dollar versus other major currencies and, consequently, a reversal in the price of gold.

After a rally to $300 per ounce in September, the price of gold drifted to a year-end level of $288 and remained between roughly $280 and $290 in the first four months of 1999. The gold market had to deal with the prospects of International Monetary Fund sales of official gold holdings to fund debt relief for poor nations, the passage of a Swiss plebiscite to delink its currency from gold, and a rebounding dollar. At the same time, industrial commodity prices rose, on the increasing belief that the global economic cycle was bottoming. Economists upgraded global GDP forecasts and analysts revised metal prices upward, including the price of gold. Thus, the improving demand-driven economic outlook, combined with limited supply-side adjustments on the part of producers, set the stage for a more positive environment for precious metals.


PERFORMANCE AND PORTFOLIO

For the six-month period under review, Morgan Stanley Dean Witter Precious Metals and Minerals Trust's Class B shares posted a total return of 3.59 percent versus 5.28 percent for the Lipper Gold Funds Index and 22.31 percent for the Standard & Poor's 500 Composite Stock Price Index (S&P 500). For the same period, the Fund's Class A, C and D shares produced total returns of 4.16 percent, 3.59 percent and 3.78 percent, respectively. Performance of the Fund's four share classes varies because of differing expenses.

The Fund's performance reflected the generally lackluster environment of the precious metals market. We believe, however, that this environment is

MORGAN STANLEY DEAN WITTER PRECIOUS METALS AND MINERALS TRUST
LETTER TO THE SHAREHOLDERS April 30, 1999, continued

likely to improve as pessimism about gold abates. The Fund's key holdings include Stillwater Mining, Barrick Gold, Euro-Nevada Mining, Getchell Gold and Placer Dome.


LOOKING AHEAD

On May 7, 1999, the Bank of England announced that it planned to sell 415 metric tons of its 715-metric-ton gold reserves. The United Kingdom plans to sell 125 metric tons of its reserves by March 31, 2000, and reduce its holdings to 300 metric tons over a three- to five-year period. The market's initial response was negative, with the gold price dropping more than $10 per ounce. However, we believe that this announcement by the U.K. will create a degree of central bank transparency that should reduce ambiguity and eventually restore investor confidence. The decision also demonstrates the seriousness of the gold policy of the European Central Bank (ECB). The U.K. is likely to join the European Monetary Union (EMU), which would put its gold holdings under the jurisdiction of the ECB. The ECB is unlikely to approve gold sales; therefore, the U.K. would have to sell its reserves before joining EMU. Finally, we believe that the U.K.'s intention to sell gold is unlikely to spark other official sector sales, because G-10 officials have indicated that they have no intention to sell in light of the U.K. decision. Thus, after a month or two of stabilization, we believe the gold market is likely to join the broad metals market in rising to higher levels.

We believe that the long-term outlook for precious metals appears promising. Demand is strong and production growth is slowing as high-cost mines continue to close. Future trends may depend on the market's perception of official sector sales and on the response from central bankers to the world's fragile economic condition. If central banks move toward inflationary policies to help stagnant economies recover from burdensome debt loads, we would expect a recovery in the price of gold.

On May 1, 1999, Mitchell M. Merin was named President of the Morgan Stanley Dean Witter Funds. Mr. Merin is also the President and Chief Operating Officer of Asset Management of Morgan Stanley Dean Witter & Co. and President, Chief Executive Officer and Director of Morgan Stanley Dean Witter Advisors Inc., the Fund's Investment Manager. He also serves as Chairman, Chief Executive Officer and Director of the Fund's distributor and transfer agent.

MORGAN STANLEY DEAN WITTER PRECIOUS METALS AND MINERALS TRUST
LETTER TO THE SHAREHOLDERS April 30, 1999, continued

We appreciate your ongoing support of Morgan Stanley Dean Witter Precious Metals and Minerals Trust and look forward to continuing to serve your investment needs.



Very truly yours,

/s/ Charles A. Fiumfreddo

CHARLES A. FIUMFREDDO
Chairman of the Board


/s/ Mitchell M. Merin

MITCHELL M. MERIN
President

MORGAN STANLEY DEAN WITTER PRECIOUS METALS AND MINERALS TRUST
PORTFOLIO OF INVESTMENTS April 30, 1999 (unaudited)




    NUMBER OF
      SHARES                                                         VALUE
-----------------                                              -----------------
                    COMMON STOCKS (94.4%)
                    AUSTRALIA (16.9%)
                    Precious Metals
  800,000           Acacia Resources Ltd. ..................   $ 1,111,152
  800,000           Delta Gold NL ..........................     1,243,432
   25,000           Lihir Gold Ltd. (ADR)* .................       446,875
  400,000           Newcrest Mining Ltd.* ..................       918,023
1,000,000           Normandy Mining Ltd. ...................       866,434
  200,000           Rangers Minerals NL* ...................       522,506
1,250,000           Ross Mining NL .........................       768,878
                                                               -----------
                    TOTAL AUSTRALIA ........................     5,877,300
                                                               -----------
                    CANADA (44.6%)
                    Other Metals/Minerals
  125,000           Aber Resources Ltd.* ...................       831,333
   25,000           Dia Met Minerals Ltd. (Class A)*........       338,533
                                                               -----------
                                                                 1,169,866
                                                               -----------
                    Precious Metals
  220,000           Agnico-Eagle Mines Ltd. ................     1,357,559
  131,300           Barrick Gold Corp. .....................     2,645,514
  135,000           Euro-Nevada Mining Corp. ...............     2,309,393
   85,000           Franco Nevada Mining Corp. Ltd..........     1,643,469
   40,000           Francisco Gold Corp.* ..................       342,818
  350,000           Geomaque Explorations Ltd.* ............       347,960
  200,000           Goldcorp Inc. (Class A)* ...............     1,206,719
  170,000           IAMGOLD, International African
                    Mining Gold Corp.* .....................       454,577
   50,000           IAMGOLD, International African
                    Mining Gold Corp. -- 144A* .............       133,699
  300,000           Meridian Gold Inc.* ....................     1,725,000
  150,000           Pacific Rim Mining Corp.* ..............       169,695
  125,000           Placer Dome, Inc. (ADR) ................     1,765,625
  125,000           Repadre Capital Corp.* .................       222,832
                                                               -----------
                                                                14,324,860
                                                               -----------
                    TOTAL CANADA ...........................    15,494,726
                                                               -----------
                    GHANA (2.6%)
                    Precious Metals
  100,000           Ashanti Goldfield Co., Ltd. (GDR).......       900,000
                                                               -----------
                    UNITED KINGDOM (1.9%)
                    Other Metals/Minerals
   10,000           Rio Tinto PLC (ADR) ....................       681,250
                                                               -----------
                    UNITED STATES (28.3%)
                    Consumer Specialties
   50,000           Lazare Kaplan International, Inc.*......       450,000
                                                               -----------
                    Precious Metals
  200,000           Battle Mountain Gold Co. ...............       562,500



    NUMBER OF
      SHARES                                                         VALUE
-----------------                                              -----------------
   65,000           Getchell Gold Corp.* ...................   $ 2,218,125
  181,750           Homestake Mining Co. ...................     1,737,985
   70,000           Newmont Mining Corp. ...................     1,684,375
  112,500           Stillwater Mining Co.* .................     3,185,156
                                                               -----------
                                                                 9,388,141
                                                               -----------
                    TOTAL UNITED STATES ....................     9,838,141
                                                               -----------
                    ZIMBABWE (0.1%)
                    Other Metals/Minerals
  120,000           Zimbabwe Platinum Mines Ltd.*...........        28,572
                                                               -----------
                    TOTAL COMMON STOCKS
                    (Identified Cost $34,098,234) ..........    32,819,989
                                                               -----------


 PRINCIPAL
 AMOUNT IN
 THOUSANDS
----------

                    SHORT-TERM INVESTMENT (a) (7.5%)
                    U.S. GOVERNMENT AGENCY
$  2,600            Student Loan Marketing Assoc.
                    4.80% due 05/03/99
                    (Amortized Cost $2,599,307)..............    2,599,307
                                                                 ---------


TOTAL INVESTMENTS
(Identified Cost $36,697,541) (b) .........         101.9 %     35,419,296

LIABILITIES IN EXCESS OF CASH AND
OTHER ASSETS ..............................          (1.9)        (668,355)
                                                    -------    -----------
NET ASSETS ................................         100.0 %    $34,750,941
                                                    =======    ===========

--------------------------------
ADR        American Depository Receipt.
GDR        Global Depository Receipt.
*          Non-income producing security.
(a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $3,972,322 and the aggregate gross unrealized depreciation is $5,250,567, resulting in net unrealized depreciation of $1,278,245.


FORWARD FOREIGN CURRENCY CONTRACT OPEN AT APRIL 30, 1999:



  CONTRACT      IN EXCHANGE      DELIVERY       UNREALIZED
 TO DELIVER         FOR            DATE        DEPRECIATION
------------   -------------   ------------   -------------
$  172,334     AUD 260,166     05/05/1999        $ (260)

Currency Abbreviation:
AUD        Australian Dollar.


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PRECIOUS METALS AND MINERALS TRUST
FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
April 30, 1999 (unaudited)

ASSETS:
Investments in securities, at value
   (identified cost $36,697,541) ................   $35,419,296
Cash ............................................        64,731
Receivable for:
     Shares of beneficial interest sold .........       145,696
     Dividends ..................................        12,500
Prepaid expenses and other assets ...............        30,001
                                                    -----------
     TOTAL ASSETS ...............................    35,672,224
                                                    -----------
LIABILITIES:
Payable for:
     Shares of beneficial interest
        repurchased .............................       652,862
     Investments purchased ......................       172,073
     Plan of distribution fee ...................        24,806
     Investment management fee ..................        20,402
Accrued expenses and other payables .............        51,140
                                                    -----------
     TOTAL LIABILITIES ..........................       921,283
                                                    -----------
     NET ASSETS .................................   $34,750,941
                                                    ===========
COMPOSITION OF NET ASSETS:
Paid-in-capital .................................   $62,231,332
Net unrealized depreciation .....................    (1,278,242)
Accumulated net investment loss .................      (311,442)
Accumulated net realized loss ...................   (25,890,707)
                                                    -----------
     NET ASSETS .................................   $34,750,941
                                                    ===========
CLASS A SHARES:
Net Assets ......................................   $   236,645
Shares Outstanding (unlimited authorized,
   $.01 par value) ..............................        44,971
     NET ASSET VALUE PER SHARE ..................   $      5.26
                                                    ===========
     MAXIMUM OFFERING PRICE PER SHARE,
        (net asset value plus 5.54% of net
        asset value) ............................   $      5.55
                                                    ===========
CLASS B SHARES:
Net Assets ......................................   $32,170,143
Shares Outstanding (unlimited authorized,
   $.01 par value) ..............................     6,195,943
     NET ASSET VALUE PER SHARE ..................   $      5.19
                                                    ===========
CLASS C SHARES:
Net Assets ......................................   $ 1,483,277
Shares Outstanding (unlimited authorized,
   $.01 par value) ..............................       285,762
     NET ASSET VALUE PER SHARE ..................   $      5.19
                                                    ===========
CLASS D SHARES:
Net Assets ......................................   $   860,876
Shares Outstanding (unlimited authorized,
   $.01 par value) ..............................       164,832
     NET ASSET VALUE PER SHARE ..................   $      5.22
                                                    ===========

STATEMENT OF OPERATIONS

For the six months ended April 30, 1999 (unaudited)

NET INVESTMENT LOSS:
INCOME
Dividends (net of $10,733 foreign
   withholding tax) ...............................   $  203,038
Interest ..........................................       32,311
                                                      ----------
     TOTAL INCOME .................................      235,349
                                                      ----------
EXPENSES
Plan of distribution fee (Class A shares) .........          323
Plan of distribution fee (Class B shares) .........      140,092
Plan of distribution fee (Class C shares) .........        6,859
Investment management fee .........................      119,682
Transfer agent fees and expenses ..................       43,511
Professional fees .................................       39,662
Registration fees .................................       30,853
Shareholder reports and notices ...................       22,364
Custodian fees ....................................        7,321
Trustees' fees and expenses .......................        5,935
Other .............................................        2,850
                                                      ----------
     TOTAL EXPENSES ...............................      419,452
                                                      ----------
     NET INVESTMENT LOSS ..........................     (184,103)
                                                      ----------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on:
     Investments ..................................   (5,751,026)
     Foreign exchange transactions ................       (2,590)
                                                      ----------
     NET LOSS .....................................   (5,753,616)
Net change in unrealized depreciation .............    7,002,955
                                                      ----------
     NET GAIN .....................................    1,249,339
                                                      ----------
NET INCREASE ......................................   $1,065,236
                                                      ==========


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PRECIOUS METALS AND MINERALS TRUST
FINANCIAL STATEMENTS, continued

STATEMENT OF CHANGES IN NET ASSETS



                                                          FOR THE SIX      FOR THE YEAR
                                                         MONTHS ENDED         ENDED
                                                        APRIL 30, 1999   OCTOBER 31, 1998
                                                       ---------------- -----------------
                                                          (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss ..................................   $   (184,103)    $    (492,727)
Net realized loss ....................................     (5,753,616)       (9,649,583)
Net change in unrealized depreciation ................      7,002,955          (420,822)
                                                         ------------     -------------
   NET INCREASE (DECREASE) ...........................      1,065,236       (10,563,132)
                                                         ------------     -------------
Net increase from transactions in shares of beneficial
  interest ...........................................      2,217,415         3,551,128
                                                         ------------     -------------
   NET INCREASE (DECREASE) ...........................      3,282,651        (7,012,004)
NET ASSETS:
Beginning of period ..................................     31,468,290        38,480,294
                                                         ------------     -------------
  END OF PERIOD
   (Including accumulated net investment losses of
   $311,442 and $127,339, respectively) ..............   $ 34,750,941     $  31,468,290
                                                         ============     =============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PRECIOUS METALS AND MINERALS TRUST
NOTES TO FINANCIAL STATEMENTS April 30, 1999 (unaudited)



1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Precious Metals and Minerals Trust (the "Fund"), is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term capital appreciation. The Fund will attempt to achieve its investment objective by investing principally in the securities of foreign and domestic companies engaged in the exploration, mining, fabrication, processing, distribution or trading of precious metals and minerals or in companies engaged in financing, managing, controlling or operating companies engaged in these activities and also by investing a portion of its assets in gold, silver, platinum and palladium bullion and coins. The Fund was organized as a Massachusetts business trust on December 28, 1989 and commenced operations on August 6, 1990. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:


A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in

MORGAN STANLEY DEAN WITTER PRECIOUS METALS AND MINERALS TRUST
NOTES TO FINANCIAL STATEMENTS April 30, 1999 (unaudited) continued

coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.


B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends from foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.


C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.


D. FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.


E. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized foreign currency gain or loss and in the Statement of Assets and Liabilities as part of the related foreign currency denominated asset or liability. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

MORGAN STANLEY DEAN WITTER PRECIOUS METALS AND MINERALS TRUST
NOTES TO FINANCIAL STATEMENTS April 30, 1999 (unaudited) continued

F. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.


G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.


2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.80% to the net assets of the Fund determined as of the close of each business day.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.


3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the

MORGAN STANLEY DEAN WITTER PRECIOUS METALS AND MINERALS TRUST
NOTES TO FINANCIAL STATEMENTS April 30, 1999 (unaudited) continued

Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for (1) services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; (2) printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and (3) preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $4,024,012 at April 30, 1999.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended April 30, 1999, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.22% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended April 30, 1999, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C

MORGAN STANLEY DEAN WITTER PRECIOUS METALS AND MINERALS TRUST
NOTES TO FINANCIAL STATEMENTS April 30, 1999 (unaudited) continued

shares of $6, $42,419 and $1,154, respectively and received approximately $3,794 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.


4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended April 30, 1999 aggregated $6,305,194 and $5,942,553, respectively.

For the six months ended April 30, 1999, the Fund incurred $4,519 in brokerage commissions with DWR for portfolio transactions executed on behalf of the Fund.


Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At April 30, 1999, the Fund had transfer agent fees and expenses payable of approximately $1,000.


5. SHARES OF BENEFICIAL INTEREST

Transaction in shares of beneficial interest were as follows:



                                              FOR THE SIX                     FOR THE YEAR
                                             MONTHS ENDED                         ENDED
                                            APRIL 30, 1999                  OCTOBER 31, 1998
                                    ------------------------------- ---------------------------------
                                              (unaudited)
                                         SHARES          AMOUNT          SHARES           AMOUNT
                                    --------------- --------------- ---------------- ----------------
CLASS A SHARES
Sold ............................         963,520    $   4,845,905         163,290    $     830,904
Redeemed ........................        (936,603)      (4,730,193)       (149,939)        (771,988)
                                         --------    -------------        --------    -------------
Net increase -- Class A .........          26,917          115,712          13,351           58,916
                                         --------    -------------        --------    -------------
CLASS B SHARES
Sold ............................       2,898,905       14,373,073      10,593,880       59,088,953
Redeemed ........................      (2,693,338)     (13,205,398)    (10,149,788)     (56,742,708)
                                       ----------    -------------     -----------    -------------
Net increase -- Class B .........         205,567        1,167,675         444,092        2,346,245
                                       ----------    -------------     -----------    -------------
CLASS C SHARES
Sold ............................         569,096        2,794,057         604,559        3,428,478
Redeemed ........................        (492,041)      (2,314,046)       (465,261)      (2,500,980)
                                       ----------    -------------     -----------    -------------
Net increase -- Class C .........          77,055          480,011         139,298          927,498
                                       ----------    -------------     -----------    -------------
CLASS D SHARES
Sold ............................         285,836        1,405,372         362,666        2,036,922
Redeemed ........................        (185,946)        (951,355)       (298,983)      (1,818,453)
                                       ----------    -------------     -----------    -------------
Net increase -- Class D .........          99,890          454,017          63,683          218,469
                                       ----------    -------------     -----------    -------------
Net increase in Fund ............         409,429    $   2,217,415         660,424    $   3,551,128
                                       ==========    =============     ===========    =============

MORGAN STANLEY DEAN WITTER PRECIOUS METALS AND MINERALS TRUST
NOTES TO FINANCIAL STATEMENTS April 30, 1999 (unaudited) continued

6. FEDERAL INCOME TAX STATUS

At October 31, 1998, the Fund had a net capital loss carryover of approximately $20,110,000 of which $10,239,000 will be available through October 31, 2005 and $9,871,000 will be available through October 31, 2006 to offset future capital gains to the extent provided by regulations.

At October 31, 1998, the Fund had temporary book/tax differences attributable to capital loss deferrals on wash sales and income from the mark-to-market of passive foreign investment companies.


7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.


At April 30, 1999, there was an outstanding forward contract.

MORGAN STANLEY DEAN WITTER PRECIOUS METALS AND MINERALS TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:



                                                                FOR THE SIX
                                                               MONTHS ENDED
                                                             APRIL 30, 1999++
                                                         ------------------------
                                                                (unaudited)
CLASS B SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................           $      5.01
                                                                   -----------
Income (loss) from investment operations:
 Net investment loss ...................................                (0.03)
 Net realized and unrealized gain (loss) ...............                 0.21
                                                                   -----------
Total income (loss) from investment operations .........                 0.18
                                                                   -----------
Less dividends and distributions from:
 Net investment income .................................                   --
 Net realized gain .....................................                   --
                                                                   -----------
Total dividends and distributions ......................                   --
                                                                   -----------
Net asset value, end of period .........................           $      5.19
                                                                   ===========
TOTAL RETURN+ ..........................................                  3.59 %(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ...............................................                  2.82 %(2)(3)
Net investment loss ....................................                 (1.25)%(2)(3)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................           $    32,170
Portfolio turnover rate ................................                    21 %(1)



                                                                            FOR THE YEAR ENDED OCTOBER 31
                                                         -------------------------------------------------------------------
                                                                1998++           1997*++           1996            1995
                                                         ------------------- --------------- --------------- ---------------
CLASS B SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................       $     6.85         $    11.14      $     9.77      $   11.45
                                                               ----------         ----------      ----------      ----------
Income (loss) from investment operations:
 Net investment loss ...................................          ( 0.09)            ( 0.10)         ( 0.10)          (0.08)
 Net realized and unrealized gain (loss) ...............          ( 1.75)            ( 3.35)           1.66           (1.38)
                                                               ----------         ----------      ----------      ----------
Total income (loss) from investment operations .........          ( 1.84)            ( 3.45)           1.56           (1.46)
                                                               ----------         ----------      ----------      ----------
Less dividends and distributions from:
 Net investment income .................................              --             ( 0.13)             --              --
 Net realized gain .....................................              --             ( 0.71)         ( 0.19)          (0.22)
                                                               ----------         ----------      ----------      ----------
Total dividends and distributions ......................              --             ( 0.84)         ( 0.19)          (0.22)
                                                               ----------         ----------      ----------      ----------
Net asset value, end of period .........................       $     5.01         $     6.85      $    11.14      $     9.77
                                                               ==========         ==========      ==========      ==========
TOTAL RETURN+ ..........................................          (26.86)%          (33.29)%           15.93 %        (12.78)%
RATIOS TO AVERAGE NET ASSETS:
Expenses ...............................................            2.78 %(3)         2.36 %          2.27 %            2.29 %
Net investment loss ....................................           (1.55)%(3)        (1.13)%         (0.84)%           (0.70)%
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................         $30,005          $ 37,964         $60,841           $55,448
Portfolio turnover rate ................................              36 %              53 %            46 %              23 %



                                                          FOR THE YEAR
                                                          ENDED OCTOBER
                                                                31
                                                         ---------------
                                                               1994
                                                         ---------------
CLASS B SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................      $    10.80
                                                              ----------
Income (loss) from investment operations:
 Net investment loss ...................................          (0.06)
 Net realized and unrealized gain (loss) ...............           0.73
                                                              ----------
Total income (loss) from investment operations .........           0.67
                                                              ----------
Less dividends and distributions from:
 Net investment income .................................             --
 Net realized gain .....................................          (0.02)
                                                              ----------
Total dividends and distributions ......................          (0.02)
                                                              ----------
Net asset value, end of period .........................      $    11.45
                                                              ==========
TOTAL RETURN+ ..........................................            6.18 %
RATIOS TO AVERAGE NET ASSETS:
Expenses ...............................................            2.28 %
Net investment loss ....................................           (0.87)%
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................      $   73,444
Portfolio turnover rate ................................              46 %

-------------

* Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.


++ The per share amounts were computed using an average number of shares outstanding during the period.

+ Does not reflect the deduction of sales charges. Calculated based on the net asset value as of the last business day of the period.

(1)  Not annualized.

(2)  Annualized.

(3) Reflects overall Fund ratios for investment income and non-class specific expenses.


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PRECIOUS METALS AND MINERALS TRUST
FINANCIAL HIGHLIGHTS, continued


                                                                                                       FOR THE PERIOD
                                                             FOR THE SIX           FOR THE YEAR        JULY 28, 1997*
                                                            MONTHS ENDED               ENDED               THROUGH
                                                           APRIL 30, 1999        OCTOBER 31, 1998     OCTOBER 31, 1997
                                                      ------------------------  ------------------  --------------------
                                                             (unaudited)
CLASS A SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...............             $ 5.05               $  6.86             $   7.95
                                                                 ------               -------             --------
Income (loss) from investment operations:
 Net investment loss ...............................             (0.01)                (0.05)                  --
 Net realized and unrealized gain (loss) ...........              0.22                 (1.76)               (1.09)
                                                                 ------               -------             --------
Total income (loss) from investment operations .....              0.21                 (1.81)               (1.09)
                                                                 ------               -------             --------
Net asset value, end of period .....................             $ 5.26               $ 5.05              $  6.86
                                                                 ======               =======             ========
TOTAL RETURN+ ......................................               4.16 %(1)          (26.38)%             (13.71)%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ...........................................               2.04 %(2)(3)          2.01%(3)            1.61%(2)
Net investment loss ................................              (0.47)%(2)(3)         (0.78)%(3)          (0.08)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ............             $  237               $    91             $    32
Portfolio turnover rate ............................                 21%(1)                36 %                53 %
CLASS C SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...............             $ 5.01               $  6.84             $  7.95
                                                      -----------------         -------------       --------------
Income (loss) from investment operations:
 Net investment loss ...............................              (0.02)                (0.09)              (0.02)
 Net realized and unrealized gain (loss) ...........               0.20                 (1.74)              (1.09)
                                                      -----------------         -------------       --------------
Total income (loss) from investment operations .....               0.18                 (1.83)              (1.11)
                                                      -----------------         -------------       --------------
Net asset value, end of period .....................             $ 5.19               $  5.01             $  6.84
                                                      =================         =============       ==============
TOTAL RETURN+ ......................................               3.59 %(1)           (26.75)%            (13.96)%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ...........................................               2.82 %(2)(3)          2.78%(3)            2.37%(2)
Net investment loss ................................              (1.25)%(2)(3)         (1.55)%(3)          (0.79)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ............             $1,483               $ 1,046             $   475
Portfolio turnover rate ............................                 21 %(1)               36 %                53%

--------------

*    The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charges. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.



                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PRECIOUS METALS AND MINERALS TRUST
FINANCIAL HIGHLIGHTS, continued


                                                                                                              FOR THE PERIOD
                                                                  FOR THE SIX            FOR THE YEAR         JULY 28, 1997*
                                                                 MONTHS ENDED                ENDED                THROUGH
                                                                APRIL 30, 1999         OCTOBER 31, 1998      OCTOBER 31, 1997
                                                           ------------------------   ------------------   --------------------
                                                                  (unaudited)
CLASS D SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................              $  5.03               $  6.86              $   7.95
                                                                      -------               -------              --------
Income (loss) from investment operations:
 Net investment income (loss) ..........................               (0.02)                 0.02                    --
 Net realized and unrealized gain (loss) ...............                0.21                 (1.85)                (1.09)
                                                                      -------               -------              --------
Total income (loss) from investment operations .........                0.19                 (1.83)                (1.09)
                                                                      -------               -------              --------
Net asset value, end of period .........................              $  5.22               $ 5.03               $  6.86
                                                                      =======               =======              ========
TOTAL RETURN+ ..........................................                 3.78 %(1)          (26.68)%              (13.71)%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ...............................................                 1.82 %(2)(3)         1.78 %(3)             1.35 %(2)
Net investment income (loss) ...........................                (0.25)%(2)(3)        (0.55)%(3)             0.22 %(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................              $   861               $  327               $     9
Portfolio turnover rate ................................                   21 %(1)              36 %                  53 %

--------------

*    The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.



                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

George Paoletti
Vice President

Thomas F. Caloia
Treasurer


TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036


INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048


The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.


MORGAN STANLEY
DEAN WITTER
PRECIOUS METALS
AND MINERALS TRUST

[GRAPHIC OMITTED]


SEMIANNUAL REPORT
APRIL 30, 1999